REVENUE (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF REVENUE

An analysis of the Group’s revenue for the reporting periods are as follows:

	Year ended	Year ended	Year ended
	March 31, 2026	March 31, 2025	March 31, 2024
	USD	USD	USD
Type of services:
Subscription revenue	2,737,883	1,303,613	444,210
Advisory service revenue	308,490	736,989	855,328
Data service revenue	569,375	-	-
	3,615,748	2,040,602	1,299,538
By geographical regions:
Asia-Pacific	1,995,591	1,244,186	386,777
Europe	1,240,456	274,615	279,072
North America	340,349	345,685	520,658
Middle East and Africa	39,352	176,116	113,031
	3,615,748	2,040,602	1,299,538
Timing of recognition:
At a point-in-time	1,932,490	1,636,989	855,328
Over time	1,683,258	403,613	444,210
	3,615,748	2,040,602	1,299,538

SCHEDULE OF INFORMATION SEGMENT

	For the year ended March 31, 2026
	Software solutions	Advisory	Data	Total
	USD	USD	USD	USD
Revenue	2,737,883	308,490	569,375	3,615,748
Cost of revenue	(342,781)	(103,565)	(421,858)	(868,204)
Gross profit	2,395,102	204,925	147,517	2,747,544

	For the year ended March 31, 2025
	Software solutions	Advisory	Data	Total
	USD	USD	USD	USD
Revenue	1,303,613	736,989	-	2,040,602
Cost of revenue	(281,863)	(45,300)	-	(327,163)
Gross profit	1,021,750	691,689	-	1,713,439

	For the year ended March 31, 2024
	Software solutions	Advisory	Data	Total
	USD	USD	USD	USD
Revenue	444,210	855,328	-	1,299,538
Cost of revenue	(288,514)	(55,282)	-	(343,796)
Gross profit	155,696	800,046	-	955,742